GOODWILL (Details) CAD in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2017 CAD	Jun. 30, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Goodwill
Balance at the beginning of the period			CAD 13,958		CAD 4,812
Impairment charge					(1,085)
Foreign exchange rate changes			(945)		153
Columbia adjustment (Note 5)			71
Balance at the end of the period			13,084		13,958
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period			13,958		3,667
Impairment charge					0
Foreign exchange rate changes			(945)		213
Columbia adjustment (Note 5)			71
Balance at the end of the period			13,084		13,958
Energy
Goodwill
Balance at the beginning of the period			0		1,145
Impairment charge					(1,085)
Foreign exchange rate changes			0		(60)
Columbia adjustment (Note 5)			0
Balance at the end of the period			CAD 0		0
Columbian Pipeline
Goodwill
Balance at the beginning of the period | $				$ 7,747
Acquisition of Columbia (Note 5)					10,078
Columbia adjustment (Note 5)	CAD 71	$ 55
Balance at the end of the period | $				$ 7,802
Columbian Pipeline | U.S. Natural Gas Pipelines
Goodwill
Acquisition of Columbia (Note 5)					10,078
Columbian Pipeline | Energy
Goodwill
Acquisition of Columbia (Note 5)					CAD 0